Inventories (Tables)	12 Months Ended
Mar. 31, 2018
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Summary of Inventories

Inventories as of March 31, 2017 and 2018 consist of the following:

	Yen (millions)
	2017	2018
Finished goods	¥810,885	¥931,774
Work in process	77,151	69,702
Raw materials	476,094	521,979

Total	¥1,364,130	¥1,523,455